Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,484,000.00
Total Fee Amount	5,728.94
Total Offset Amount	0.00
Net Fee	$ 5,728.94
Offering Table N/A
Offset Table N/A	N/A